UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Daruma Asset Management Inc.
Address: 80 West 40th Street
         9th Floor
         New York, New York  10018

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Veronica T. Stork
Title:     Chief Compliance Officer
Phone:     212-869-4000

Signature, Place, and Date of Signing:

 /s/ Veronica T. Stork     New York, New York     February 06, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    51

Form 13F Information Table Value Total:    $1,555,456 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    COM              005125109    41890  3430820 SH       SOLE                  1359620        0  2071200
ADVANTAGE OIL & GAS LTD        COM              00765F101    32679  7893420 SH       SOLE                  3013870        0  4879550
AIR METHODS CORP               COM PAR $.06     009128307    54942   650590 SH       SOLE                   257670        0   392920
ALLSCRIPTS HEALTHCARE SOLUTN   COM              01988P108    49832  2631021 SH       SOLE                  1044270        0  1586751
AMERIGROUP CORP                COM              03073T102    58125   983840 SH       SOLE                   425990        0   557850
ARMSTRONG WORLD INDS INC NEW   COM              04247X102    42692   973150 SH       SOLE                   439010        0   534140
ASSURED GUARANTY LTD           COM              G0585R106     3927   298880 SH       SOLE                   298880        0        0
ATMEL CORP                     COM              049513104     2522   311360 SH       SOLE                   311360        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    49687  1256000 SH       SOLE                   632330        0   623670
BRADY CORP                     CL A             104674106    49109  1555570 SH       SOLE                   617460        0   938110
CADENCE DESIGN SYSTEM INC      COM              127387108    59352  5706910 SH       SOLE                  2453880        0  3253030
CERNER CORP                    COM              156782104     3461    56500 SH       SOLE                    56500        0        0
CIENA CORP                     COM NEW          171779309    37245  3078060 SH       SOLE                  1220440        0  1857620
COSTAR GROUP INC               COM              22160N109    57666   864170 SH       SOLE                   343530        0   520640
DUN & BRADSTREET CORP DEL NE   COM              26483E100     3111    41580 SH       SOLE                    41580        0        0
FRESH MKT INC                  COM              35804H106     1551    38880 SH       SOLE                    23840        0    15040
HEALTHSOUTH CORP               COM NEW          421924309    49367  2793830 SH       SOLE                  1105031        0  1688799
HERTZ GLOBAL HOLDINGS INC      COM              42805T105     3040   259415 SH       SOLE                   259415        0        0
HILL ROM HLDGS INC             COM              431475102    35775  1061884 SH       SOLE                   424500        0   637384
INTEGRATED DEVICE TECHNOLOGY   COM              458118106    37737  6911570 SH       SOLE                  2975000        0  3936570
INTERFACE INC                  CL A             458665106    41242  3573860 SH       SOLE                  1416990        0  2156870
INTERNATIONAL GAME TECHNOLOG   COM              459902102     3144   182780 SH       SOLE                   182780        0        0
KNOLL INC                      COM NEW          498904200    44056  2966720 SH       SOLE                  1177210        0  1789510
LIFE TECHNOLOGIES CORP         COM              53217V109     2403    61770 SH       SOLE                    61770        0        0
LIFE TIME FITNESS INC          COM              53217R207    59200  1266300 SH       SOLE                   503570        0   762730
LUMBER LIQUIDATORS HLDGS INC   COM              55003T107    47161  2670490 SH       SOLE                  1077720        0  1592770
MAXIMUS INC                    COM              577933104    56839  1374590 SH       SOLE                   592120        0   782470
MEDNAX INC                     COM              58502B106     4175    57980 SH       SOLE                    57980        0        0
PALL CORP                      COM              696429307     4066    71150 SH       SOLE                    71150        0        0
PINNACLE ENTMT INC             COM              723456109    37664  3707044 SH       SOLE                  1726480        0  1980564
PLEXUS CORP                    COM              729132100    43813  1600170 SH       SOLE                   633920        0   966250
POLYCOM INC                    COM              73172K104     2294   140760 SH       SOLE                   140760        0        0
PROGRESS SOFTWARE CORP         COM              743312100    45956  2374979 SH       SOLE                   941630        0  1433349
QEP RES INC                    COM              74733V100     3004   102530 SH       SOLE                   102530        0        0
REGAL BELOIT CORP              COM              758750103     3004    58940 SH       SOLE                    58940        0        0
RF MICRODEVICES INC            COM              749941100     2097   388400 SH       SOLE                   388400        0        0
ROGERS CORP                    COM              775133101    31454   853340 SH       SOLE                   338430        0   514910
ROVI CORP                      COM              779376102    40985  1667400 SH       SOLE                   719610        0   947790
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103     2445    98690 SH       SOLE                    98690        0        0
SEMTECH CORP                   COM              816850101    49065  1976840 SH       SOLE                   793980        0  1182860
SHUTTERFLY INC                 COM              82568P304    45374  1993570 SH       SOLE                   859090        0  1134480
SOTHEBYS                       COM              835898107    36989  1296510 SH       SOLE                   563050        0   733460
UNITED STATIONERS INC          COM              913004107    42880  1316940 SH       SOLE                   526690        0   790250
URBAN OUTFITTERS INC           COM              917047102     3337   121070 SH       SOLE                   121070        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102     4213    90242 SH       SOLE                    90242        0        0
VALIDUS HOLDINGS LTD           COM SHS          G9319H102    53497  1698320 SH       SOLE                   647760        0  1050560
VERA BRADLEY INC               COM              92335C106    38688  1199620 SH       SOLE                   472600        0   727020
VERISIGN INC                   COM              92343E102     4258   119210 SH       SOLE                   119210        0        0
WABTEC CORP                    COM              929740108    62349   891340 SH       SOLE                   353500        0   537840
WILLIAMS SONOMA INC            COM              969904101     4043   105010 SH       SOLE                   105010        0        0
WRIGHT EXPRESS CORP            COM              98233Q105    62051  1143170 SH       SOLE                   493560        0   649610